Operating Lease (Details) - Schedule of Maturities of Lease Liabilities - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Maturities of Lease Liabilities [Abstract]
For the year ending December 31, 2024	$ 18,912
For the year ending December 31, 2025	35,764
For the year ending December 31, 2026
For the year ending December 31, 2027	33,180
For the year ending December 31, 2028	33,180
Thereafter	1,260,839
Total lease payments	1,381,875
Less: Imputed interest	(1,120,734)
Present value of operating lease liabilities	$ 261,141	$ 523,985